PREPAIDS AND DEPOSITS	6 Months Ended
Jun. 30, 2023
PREPAIDS AND DEPOSITS

8. PREPAIDS AND DEPOSITS

As at	June 30, 2023	December 31, 2022
Insurance	$291,745	$1,148,455
Prepaid interest	1,349	1,889
Prepaid marketing services	244,934	733,417
Prepaid rent	40,277	12,485
Prepaid subscriptions	16,235	29,194
Deposits	753,750	382,284
	$1,348,290	$2,307,724